Equipment, Right-of-Use asset and Process Plant (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
		Aug. 30, 2022	May 13, 2022	May 13, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 13, 2022	Sep. 15, 2022	Jan. 07, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses					$ 51,076	$ 78,457	$ 214,643	$ 239,904
Description for package comprises of property				The package comprises substantially all processing equipment of value located at the Pend Oreille mine site, including complete crushing, grinding and flotation circuits suitable for a planned ~1,500 ton-per-day operation at the Bunker Hill site, and total inventory of nearly 10,000 components and parts for mill, assay lab, conveyer, field instruments, and electrical spares.
Non-refundable deposit							500,000				$ 500,000
Sales tax paid			$ 231,000	$ 231,000			231,000
Cash			731,000	731,000
Value of shares issued			$ 1,970,264	1,970,264			1,970,264
Value of warrants issued							1,273,032
Total value							3,974,296
Purchase of non-refundable deposit					19,000,000
Cash remitted					60,004	153,350	316,600	94,693
Value of shares issued	[1]							6,168,069
Value of warrants issued					(4,226,574)	(3,454,008)
Depreciation expenses lease					6,384	24,442	52,353	106,378
Ball Mill [Member]
Property, Plant and Equipment [Line Items]
Non-refundable long-term deposit										$ 100,000
Refundable long-term deposit									$ 100,000
Purchase of non-refundable deposit					475,000		475,000
D'Angelo International LLC [Member]
Property, Plant and Equipment [Line Items]
Purchase payments		$ 675,000
Teck Resources Limited [Member]
Property, Plant and Equipment [Line Items]
Description for package comprises of property			The package comprises substantially all processing equipment of value located at the Pend Oreille mine site, including complete crushing, grinding and flotation circuits suitable for a planned ~1,500 ton-per-day operation at the Bunker Hill site, and total inventory of nearly 10,000 components and parts for mill, assay lab, conveyer, field instruments, and electrical spares.
Non-refundable deposit											$ 500,000
Sales tax paid			$ 231,000	$ 231,000
Cash remitted			731,000
Value of shares issued			$ 1,970,264
Value of warrants issued					1,273,032
Total value					3,974,296
Spare parts inventory					341,004
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses					$ 44,692	$ 54,015	$ 162,290	$ 133,526

[1]	Units issued at C$0.40, converted to US at $0.32 (note 11)